Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2019
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Schedule of Key Management Personnel Compensation
Compensation of Key Management Personnel

	For the nine months ended September 30
	2018	2019
Short-term employee benefits	$2,081,781	$1,643,168
Post-employment benefits	111,131	80,762
Share-based payments recognized (reversed)	1,578,128	(227,159)

	$3,771,040	$1,496,771